TANGIBLE ASSETS - Investment properties - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	$ 684,497	$ 586,799
Investment properties, accumulated adjustments to fair value	244,069	249,525
Investment properties	928,566	836,324
Land
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	446,012	371,087
Investment properties, accumulated adjustments to fair value	194,289	198,252
Investment properties	640,301	569,339
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	238,485	215,712
Investment properties, accumulated adjustments to fair value	49,780	51,273
Investment properties	$ 288,265	$ 266,985